FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914
                                    ----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                                             ----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   9/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2008

CONTENTS

Statement of Investments ...............   3
Notes to Statement of Investments ......   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                        SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 96.7%
      AUSTRALIA 0.3%
      Alumina Ltd. .................................                 Metals & Mining                    1,150,000    $ 2,899,535
                                                                                                                     -----------
      BELGIUM 0.3%
  (a) Agfa Gevaert NV ..............................           Leisure Equipment & Products               356,460      2,236,388
(a,b) Agfa Gevaert NV, 144A ........................           Leisure Equipment & Products                21,900        137,398
                                                                                                                     -----------
                                                                                                                       2,373,786
                                                                                                                     -----------
      BERMUDA 0.6%
      ACE Ltd. .....................................                    Insurance                          94,225      5,100,399
                                                                                                                     -----------
      BRAZIL 2.4%
      Companhia de Saneamento Basico do Estado de
         Sao Paulo .................................                 Water Utilities                      171,320      2,366,348
      Companhia de Saneamento de Minas Gerais ......                 Water Utilities                      202,220      2,120,040
      Petroleo Brasileiro SA, ADR ..................           Oil, Gas & Consumable Fuels                374,600     16,463,670
                                                                                                                     -----------
                                                                                                                      20,950,058
                                                                                                                     -----------
      CHINA 7.5%
      BYD Co. Ltd., H ..............................               Electrical Equipment                 5,385,100      9,012,079
  (b) China Coal Energy Co., H, 144A ...............           Oil, Gas & Consumable Fuels                394,000        416,488
      China Life Insurance Co. Ltd., H .............                    Insurance                       1,515,000      5,643,261
      China Mobile Ltd. ............................       Wireless Telecommunication Services            614,500      6,155,147
      China Pharmaceutical Group Ltd. ..............                 Pharmaceuticals                   17,995,000      5,872,095
      China Resources Power Holdings Co. Ltd. ......   Independent Power Producers & Energy Traders     7,960,000     17,386,608
      China Shenhua Energy Co. Ltd., H .............           Oil, Gas & Consumable Fuels                972,000      2,383,963
      China Telecom Corp. Ltd., H ..................      Diversified Telecommunication Services        5,934,000      2,434,990
      Honghua Group Ltd. ...........................           Energy Equipment & Services             39,827,000      7,690,415
      PetroChina Co. Ltd., H .......................           Oil, Gas & Consumable Fuels              1,770,000      1,837,214
  (a) Shanghai Electric Group Co. Ltd. .............               Electrical Equipment                14,821,000      4,517,817
  (a) TCL Multimedia Technology Holdings Ltd. ......                Household Durables                  8,502,000        153,782
      Weiqiao Textile Co. Ltd., H ..................         Textiles, Apparel & Luxury Goods           2,234,500      1,096,126
                                                                                                                     -----------
                                                                                                                      64,599,985
                                                                                                                     -----------
      EGYPT 0.2%
      Egyptian Mobile Services .....................       Wireless Telecommunication Services            108,260      2,120,608
                                                                                                                     -----------
      FRANCE 5.9%
      AXA SA .......................................                    Insurance                         102,318      3,295,294
      Electricite de France ........................                Electric Utilities                     48,870      3,501,548
      France Telecom SA ............................      Diversified Telecommunication Services          521,900     14,536,304
      GDF Suez .....................................                 Multi-Utilities                      105,357      5,409,508
      Sanofi-Aventis ...............................                 Pharmaceuticals                      217,856     14,265,622
      Suez Environnement SA ........................                 Multi-Utilities                       27,593        678,876
  (a) Thomson SA ...................................                Household Durables                    332,170      1,172,831
      Total SA, B ..................................           Oil, Gas & Consumable Fuels                107,908      6,463,397
      Valeo SA .....................................                 Auto Components                       48,623      1,453,457
                                                                                                                     -----------
                                                                                                                      50,776,837
                                                                                                                     -----------


                     Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

                                                                                                        SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      GERMANY 7.0%
      Bayerische Motoren Werke AG ..................                    Automobiles                       109,760    $ 4,233,632
      Celesio AG ...................................          Health Care Providers & Services             98,600      4,255,335
      Commerzbank AG ...............................                  Commercial Banks                    133,400      2,028,537
      Deutsche Post AG .............................              Air Freight & Logistics                 657,100     13,735,731
      E.ON AG ......................................                 Electric Utilities                   172,440      8,708,312
      Merck KGaA ...................................                  Pharmaceuticals                     108,400     11,497,466
      SAP AG .......................................                      Software                        183,380      9,709,639
      Siemens AG, ADR ..............................              Industrial Conglomerates                 65,140      6,115,995
                                                                                                                     -----------
                                                                                                                      60,284,647
                                                                                                                     -----------
      HONG KONG 0.9%
      Cheung Kong (Holdings) Ltd. ..................        Real Estate Management & Development          512,000      5,799,533
      Hutchison Whampoa Ltd., ADR ..................              Industrial Conglomerates                 26,100        981,360
      Swire Pacific Ltd., A ........................        Real Estate Management & Development          145,000      1,274,422
  (a) TCL Communication Technology Holdings Ltd. ...              Communications Equipment              4,897,186         75,940
                                                                                                                     -----------
                                                                                                                       8,131,255
                                                                                                                     -----------
      INDIA 1.0%
      Hindustan Petroleum Corp. Ltd. ...............            Oil, Gas & Consumable Fuels               275,410      1,451,299
      Satyam Computer Services Ltd. ................                    IT Services                       663,800      4,266,019
      Tata Motors Ltd. .............................                     Machinery                        350,970      2,625,886
  (a) Tata Motors Ltd., rts., 10/20/08 .............                     Machinery                        116,990         69,373
                                                                                                                     -----------
                                                                                                                       8,412,577
                                                                                                                     -----------
      ISRAEL 0.2%
  (a) Check Point Software Technologies Ltd. .......                      Software                         76,200      1,732,788
                                                                                                                     -----------
      ITALY 2.1%
      Eni SpA ......................................            Oil, Gas & Consumable Fuels               184,151      4,818,241
      Mediaset SpA .................................                       Media                        1,231,550      7,748,255
      UniCredit SpA ................................                  Commercial Banks                  1,545,960      5,648,789
                                                                                                                     -----------
                                                                                                                      18,215,285
                                                                                                                     -----------
      JAPAN 8.5%
      Aiful Corp. ..................................                  Consumer Finance                    499,805      3,868,646
      Hitachi Ltd. .................................   Electronic Equipment, Instruments & Components     466,000      3,205,817
      Komatsu Ltd. .................................                     Machinery                        141,000      2,309,250
      Mabuchi Motor Co. Ltd. .......................   Electronic Equipment, Instruments & Components      59,500      2,706,580
      Mitsubishi UFJ Financial Group Inc. ..........                  Commercial Banks                  1,650,000     14,393,825
      NEC Corp. ....................................              Computers & Peripherals                 175,000        748,253
      NGK Spark Plug Co. Ltd. ......................                  Auto Components                     693,000      6,749,026
      Nintendo Co. Ltd. ............................                      Software                         16,400      6,959,067
      Nissan Motor Co. Ltd. ........................                    Automobiles                       545,000      3,686,557
      NOK Corp. ....................................                  Auto Components                     296,300      3,322,953
      Nomura Holdings Inc. .........................                  Capital Markets                     213,300      2,784,635
      Olympus Corp. ................................          Health Care Equipment & Supplies             88,300      2,581,778


                     4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                                                                         SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      JAPAN (CONTINUED)
      Shinsei Bank Ltd. ............................                  Commercial Banks                  3,960,000    $12,184,750
      Sompo Japan Insurance Inc. ...................                     Insurance                         44,000        373,598
      Sony Corp. ...................................                 Household Durables                    82,800      2,554,314
      USS Co. Ltd. .................................                  Specialty Retail                     86,110      5,540,272
                                                                                                                     -----------
                                                                                                                      73,969,321
                                                                                                                     -----------
      MEXICO 1.6%
      Kimberly Clark de Mexico SAB de CV, A ........                 Household Products                   445,600      1,938,278
      Telefonos de Mexico SAB de CV, L, ADR ........       Diversified Telecommunication Services         311,040      8,009,280
      Telmex Internacional SAB de CV, ADR ..........       Diversified Telecommunication Services         311,040      4,043,520
                                                                                                                     -----------
                                                                                                                      13,991,078
                                                                                                                     -----------
      NETHERLANDS 1.2%
      ING Groep NV .................................           Diversified Financial Services             288,510      6,059,296
      Koninklijke Philips Electronics NV ...........              Industrial Conglomerates                163,503      4,389,544
                                                                                                                     -----------
                                                                                                                      10,448,840
                                                                                                                     -----------
      NEW ZEALAND 0.3%
      Fisher & Paykel Healthcare Corp. Ltd. ........          Health Care Equipment & Supplies          1,166,850      2,320,355
                                                                                                                     -----------
      RUSSIA 1.9%
      Gazprom, ADR .................................            Oil, Gas & Consumable Fuels               260,200      8,157,270
      Gazprom, ADR (London Exchange) ...............            Oil, Gas & Consumable Fuels               258,980      8,023,200
                                                                                                                     -----------
                                                                                                                      16,180,470
                                                                                                                     -----------
      SINGAPORE 0.3%
      DBS Group Holdings Ltd. ......................                  Commercial Banks                    215,000      2,562,474
                                                                                                                     -----------
      SOUTH KOREA 3.4%
      Bank of Pusan ................................                  Commercial Banks                    217,610      1,965,735
      Daegu Bank Co. Ltd. ..........................                  Commercial Banks                    175,690      1,569,209
      Hana Financial Group Inc. ....................                  Commercial Banks                    158,577      3,729,319
      Hyundai Motor Co. Ltd. .......................                    Automobiles                       162,330     10,158,505
  (c) Kookmin Bank .................................                  Commercial Banks                     73,720      3,333,166
      KT Corp., ADR ................................       Diversified Telecommunication Services         165,185      2,773,456
      Samsung Electronics Co. Ltd. .................      Semiconductors & Semiconductor Equipment          8,630      3,954,727
      SK Telecom Co. Ltd., ADR .....................        Wireless Telecommunication Services            92,600      1,742,732
                                                                                                                     -----------
                                                                                                                      29,226,849
                                                                                                                     -----------
      SPAIN 3.1%
      Banco Santander SA ...........................                  Commercial Banks                    322,500      4,763,438
      Iberdrola SA, Br. ............................                 Electric Utilities                   238,504      2,395,496
      Repsol YPF SA ................................            Oil, Gas & Consumable Fuels               161,820      4,757,513
      Telefonica SA ................................       Diversified Telecommunication Services         621,045     14,668,147
                                                                                                                     -----------
                                                                                                                      26,584,594
                                                                                                                     -----------


                     Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

                                                                                                         SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      SWEDEN 0.9%
      Atlas Copco AB, A ............................                      Machinery                       290,960    $ 3,251,489
      Niscayah Group AB ............................            Commercial Services & Supplies            140,800        196,934
      Nordea Bank AB ...............................                   Commercial Banks                   236,730      2,768,353
      Securitas AB, B ..............................            Commercial Services & Supplies            140,800      1,558,218
                                                                                                                     -----------
                                                                                                                       7,774,994
                                                                                                                     -----------
      SWITZERLAND 4.7%
      Lonza Group AG ...............................            Life Sciences Tools & Services             97,950     12,160,992
      Nestle SA ....................................                    Food Products                      87,400      3,746,602
      Novartis AG ..................................                   Pharmaceuticals                    218,480     11,376,738
      Swiss Reinsurance Co. ........................                      Insurance                        87,098      4,701,929
  (a) UBS AG .......................................                   Capital Markets                    514,745      8,450,901
                                                                                                                     -----------
                                                                                                                      40,437,162
                                                                                                                     -----------
      TAIWAN 4.2%
      Chunghwa Telecom Co. Ltd. ....................        Diversified Telecommunication Services      4,378,000     10,273,437
      Chunghwa Telecom Co. Ltd., ADR ...............        Diversified Telecommunication Services        114,341      2,706,452
      Lite-On Technology Corp. .....................               Computers & Peripherals              5,997,840      5,226,846
      Lite-On Technology Corp., GDR ................               Computers & Peripherals                123,688      1,077,885
      Mega Financial Holding Co. Ltd. ..............                   Commercial Banks                14,688,000      6,718,583
      Taiwan Semiconductor Manufacturing Co. Ltd. ..       Semiconductors & Semiconductor Equipment     6,473,474     10,829,318
                                                                                                                     -----------
                                                                                                                      36,832,521
                                                                                                                     -----------
      THAILAND 1.6%
      Airports of Thailand Public Co. Ltd., fgn. ...            Transportation Infrastructure           2,135,400      1,982,990
      BEC World Public Co. Ltd., fgn. ..............                        Media                       4,081,800      2,604,420
      Krung Thai Bank Public Co. Ltd., fgn. ........                   Commercial Banks                15,000,000      2,988,082
  (a) Siam City Bank Public Co. Ltd., fgn. .........                   Commercial Banks                21,431,300      6,381,380
                                                                                                                     -----------
                                                                                                                      13,956,872
                                                                                                                     -----------
      TURKEY 0.6%
      Turkcell Iletisim Hizmetleri AS, ADR .........         Wireless Telecommunication Services          327,870      4,914,771
                                                                                                                     -----------
      UNITED KINGDOM 9.8%
      Aviva PLC ....................................                      Insurance                       373,290      3,246,596
      BAE Systems PLC ..............................                 Aerospace & Defense                  925,737      6,823,699
      BP PLC .......................................             Oil, Gas & Consumable Fuels            1,311,440     10,920,828
  (a) British Airways PLC ..........................                       Airlines                       214,800        655,245
      British Sky Broadcasting Group PLC ...........                        Media                         215,760      1,605,056
      Cadbury PLC ..................................                    Food Products                   1,077,694     10,898,478
      GlaxoSmithKline PLC ..........................                   Pharmaceuticals                    507,250     10,987,163
      HSBC Holdings PLC ............................                   Commercial Banks                   634,800     10,137,073
      Kingfisher PLC ...............................                   Specialty Retail                 1,330,940      3,172,536
      National Grid PLC ............................                   Multi-Utilities                    148,743      1,887,798
      Old Mutual PLC ...............................                      Insurance                     1,754,360      2,455,336
      Royal Bank of Scotland Group PLC .............                   Commercial Banks                 1,783,681      5,753,356
      Royal Dutch Shell PLC, A .....................             Oil, Gas & Consumable Fuels               21,030        608,668
      Royal Dutch Shell PLC, B .....................             Oil, Gas & Consumable Fuels              256,227      7,201,892


                     6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                                                                         SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      UNITED KINGDOM (CONTINUED)
      Smiths Group PLC .............................               Industrial Conglomerates               146,180   $  2,650,437
      Unilever PLC .................................                    Food Products                     132,631      3,605,943
      Yell Group PLC ...............................                        Media                       1,493,890      2,067,013
                                                                                                                    ------------
                                                                                                                      84,677,117
                                                                                                                    ------------
      UNITED STATES 26.2%
      Accenture Ltd., A ............................                     IT Services                      398,070     15,126,660
      American International Group Inc. ............                      Insurance                       339,142      1,129,343
  (a) Amgen Inc. ...................................                    Biotechnology                     324,140     19,211,778
      Aon Corp. ....................................                      Insurance                       152,920      6,875,283
      AT&T Inc. ....................................        Diversified Telecommunication Services         75,190      2,099,305
  (a) BMC Software Inc. ............................                       Software                       236,790      6,779,298
  (a) Boston Scientific Corp. ......................           Health Care Equipment & Supplies         1,388,380     17,035,423
      Bristol-Myers Squibb Co. .....................                   Pharmaceuticals                    251,110      5,235,643
  (a) Cadence Design Systems Inc. ..................                       Software                       133,000        899,080
      CIGNA Corp. ..................................           Health Care Providers & Services            94,500      3,211,110
      Cytec Industries Inc. ........................                      Chemicals                       195,570      7,609,629
  (a) The DIRECTV Group Inc. .......................                        Media                         126,600      3,313,122
  (a) Domtar Corp. .................................               Paper & Forest Products                383,450      1,797,394
  (a) Dr. Pepper Snapple Group Inc. ................                      Beverages                        27,072        716,867
      El Paso Corp. ................................             Oil, Gas & Consumable Fuels              171,300      2,185,788
      General Electric Co. .........................               Industrial Conglomerates               390,920      9,968,460
      Great Plains Energy Inc. .....................                  Electric Utilities                  335,471      7,454,166
  (a) The Interpublic Group of Cos. Inc. ...........                        Media                         573,370      4,443,617
  (a) KKR Private Equity Investors LP ..............                   Capital Markets                     88,000        827,200
      Kraft Foods Inc., A ..........................                    Food Products                     103,000      3,373,250
      Kroger Co. ...................................               Food & Staples Retailing               197,800      5,435,544
  (a) Lexmark International Inc., A ................               Computers & Peripherals                212,940      6,935,456
      Liz Claiborne Inc. ...........................           Textiles, Apparel & Luxury Goods           489,590      8,043,964
      Merck & Co. Inc. .............................                   Pharmaceuticals                    254,220      8,023,183
      Microsoft Corp. ..............................                       Software                       194,760      5,198,144
      News Corp., A ................................                        Media                         672,120      8,058,719
      OfficeMax Inc. ...............................                   Specialty Retail                   426,560      3,792,118
  (a) Oracle Corp. .................................                       Software                       328,950      6,680,974
      Pfizer Inc. ..................................                   Pharmaceuticals                    553,084     10,198,869
      PNM Resources Inc. ...........................                   Multi-Utilities                    280,170      2,868,941
      Raytheon Co. .................................                 Aerospace & Defense                  109,520      5,860,415
      Sprint Nextel Corp. ..........................         Wireless Telecommunication Services          285,520      1,741,672
      Target Corp. .................................                   Multiline Retail                    90,140      4,421,367
  (a) Tenet Healthcare Corp. .......................           Health Care Providers & Services           191,800      1,064,490
      Time Warner Inc. .............................                        Media                         809,740     10,615,691
      United Parcel Service Inc., B ................               Air Freight & Logistics                 70,240      4,417,394
  (a) Viacom Inc., B ...............................                        Media                         118,180      2,935,591
  (a) Watson Pharmaceuticals Inc. ..................                   Pharmaceuticals                    376,190     10,721,415
                                                                                                                    ------------
                                                                                                                     226,306,363
                                                                                                                    ------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $935,924,850) .......................                                                                 835,781,541
                                                                                                                    ------------


                     Quarterly Statement of Investments | 7

Templeton Global Opportunities Trust

                                                                                                         SHARES/
                                                                         INDUSTRY                     RIGHTS/UNITS      VALUE
                                                       --------------------------------------------   ------------   -----------
      PREFERRED STOCKS (COST $4,546,285) 0.4%
      BRAZIL 0.4%
      Companhia Vale do Rio Doce, ADR, pfd., A .....                 Metals & Mining                      203,380   $  3,599,826
                                                                                                                    ------------
      TOTAL INVESTMENTS
         (COST $940,471,135) 97.1% .................                                                                 839,381,367
      OTHER ASSETS, LESS LIABILITIES 2.9% ..........                                                                  25,395,979
                                                                                                                    ------------
      NET ASSETS 100.0% ............................                                                                $864,777,346
                                                                                                                    ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $553,886, representing 0.06% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of this security was $3,333,166, representing 0.39% of net assets.


                     See Notes to Statement of Investments.

                     8 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 9

Templeton Global Opportunities Trust

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $ 940,471,135
                                                                   =============
Unrealized appreciation ........................................   $ 148,400,870
Unrealized depreciation ........................................    (249,490,638)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $(101,089,768)
                                                                   =============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                        LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
                                     ------------   ------------   ----------   ------------
ASSETS:
   Investments in Securities .....   $519,023,156   $317,025,045   $3,333,166   $839,381,367


                     10 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

4. FAIR VALUE MEASUREMENTS (CONTINUED)

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                    INVESTMENTS
                                                                   IN SECURITIES
                                                                   -------------
Beginning Balance - January 2008 ...............................     $       --
   Net realized gain (loss) ....................................             --
   Net change in unrealized appreciation (depreciation) ........       (430,778)
   Net purchases (sales) .......................................             --
   Transfers in and/or out of Level 3 ..........................      3,763,944
                                                                     ----------
Ending Balance .................................................     $3,333,166
                                                                     ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ..........     $ (430,778)
                                                                     ==========

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 11


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008